Common Control Mergers	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Common Control Mergers [Abstract]
COMMON CONTROL MERGERS

NOTE 6 – COMMON CONTROL MERGERS

On May 9, 2018, the Company acquired 100% of OmniSoft in exchange for the issuance of 55,000,000 shares of common stock. The acquisition of OmniSoft., was determined to be a common control transaction as each Company has the same two shareholder with a majority ownership. As a result, the assets and liabilities assumed were recorded on the Company's consolidated financial statements at their respective carry-over basis. Under ASC 805, "Business Combinations," the Company recorded the common control merger as of the earliest date presented in these consolidated financial statements, or March 31, 2018 as follows:

The results of operations included in the condensed consolidated statement of operations for the three months ended March 31, 2018 as a result of the common control merger were as follows:

Revenue	$4,500
Operating expenses	(43,274)
Net loss	$(38,774)

On May 9, 2018, the Company acquired 100% of CrowdPay in exchange for 87,500,000 shares of common stock. The acquisition of CrowdPay., as a wholly owned subsidiary is considered a common control transaction as each Company has the same shareholder with a majority ownership. As a result, the assets and liabilities assumed were recorded on the Company's consolidated financial statements at their respective carry-over basis. Under ASC 805, "Business Combinations," the Company recorded the common control merger as of the earliest date presented in these condensed consolidated financial statements, or March 31, 2018 as follows:

The results of operations included in the condensed consolidated statement of operations for the three months ended March 31, 2018 as a result of the common control merger were as follows:

Revenue	$62,621
Operating expenses	(42,035)
Net income	$20,586

NOTE 8 – COMMON CONTROL MERGERS

On May 9, 2018, the Company acquired 100% of OmniSoft in exchange for the issuance of 55,000,000 shares of common stock. The acquisition of OmniSoft., was determined to be a common control transaction as each Company has the same two shareholder with a majority ownership. As a result, the assets and liabilities assumed were recorded on the Company's consolidated financial statements at their respective carry-over basis. Under ASC 805, "Business Combinations," the Company recorded the common control merger as of the earliest date presented in these consolidated financial statements, or January 1, 2017 as follows:

Accounts receivable	$250
Accounts payable	(602)
Accrued expenses – related party	(265,319)
Net liabilities assumed	$(265,671)

The results of operations included in the consolidated statement of operations for the year ended December 31, 2017 as a result of the common control merger were as follows:

Revenue	$250
Operating expenses	(134,154)
Net loss	$(133,904)

On May 9, 2018, the Company acquired 100% of CrowdPay in exchange for 87,500,000 shares of common stock. The acquisition of CrowdPay., as a wholly owned subsidiary is considered a common control transaction as each Company has the same shareholder with a majority ownership. As a result, the assets and liabilities assumed were recorded on the Company's consolidated financial statements at their respective carry-over basis. Under ASC 805, "Business Combinations," the Company recorded the common control merger as of the earliest date presented in these consolidated financial statements, or January 1, 2017 as follows:

Accounts receivable	$27,540
Other receivable – related party	1,705
Accounts payable and accrued expenses	(48,472)
Accrued expenses – related party	(149,645)
Net liabilities assumed	$(168,872)

The results of operations included in the consolidated statement of operations for the year ended December 31, 2017 as a result of the common control merger were as follows:

Revenue	$132,205
Operating expenses	(261,860)
Net loss	$(129,655)